Deferred tax - Movements in net deferred tax asset (Details) - GBP (£) £ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Movements in net deferred tax asset
Net deferred tax liability at beginning of period				£ (7,402)	£ (35,546)	£ (35,546)
Credited to the statement of profit or loss (Note 11)		£ (2,541)	£ 742	5,408	5,415	29,431
(Expensed)/credited to other comprehensive income		(517)	(350)	(419)	(291)	(1,287)
Net deferred tax liability at end of period		£ (2,413)	£ (30,422)	£ (2,413)	£ (30,422)	£ (7,402)
Tax rate						23.43%
US
Movements in net deferred tax asset
Tax rate				21.00%
UK
Movements in net deferred tax asset
Tax rate	25.00%